SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 05, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement options unrecognized compensation		$ 31,207
Unrecognized compensation cost, weighted average period		3 years 10 days
Share based compensation by share based payment arrangement weighted average grant date fair value per share		$ 0.47	$ 2.26	$ 2.35
Expected annual dividend yield		0.00%	0.00%	0.00%
Business Combination Agreement [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Acquisitions	1,250,000
Common Stock [Member] | Business Combination Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Acquisitions	2,089,882
Common Stock [Member] | Business Combination Agreement [Member] | Antara [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Acquisitions	312,296
2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance		1,282,260
Share based compensation by share based payment arrangement contractual term		7 years
Share based compensation by share based payment arrangement service based vesting term		4 years